Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 61,331	$ 56,099
Securities measured at amortized cost	67,294	52,484
Securities issued	211,348	175,879
Denominated in US Dollars [member]
Disclosure of financial assets [line items]
Securities issued	110,900	83,200
Denominated in other foreign currencies [member]
Disclosure of financial assets [line items]
Securities issued	10,106	8,851
Financial assets at fair value [member]
Disclosure of financial assets [line items]
Securities issued	209,326	173,663
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	978	1,163
Canada mortgage and housing corporation securities [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Securities issued	2,898	2,877
Securities measured at amortized cost [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	2,342	225
Securities measured at amortized cost [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	2,309	225
Securities measured at amortized cost [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	621	806
Securities measured at amortized cost [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	571	743
Securities measured at amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,667	1,962
Securities measured at amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,501	1,777
Securities measured at amortized cost [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	51	57
Securities measured at amortized cost [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	45	52
Debt securities designated at FVOCI [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	220	192
Debt securities designated at FVOCI [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	220	193
Debt securities designated at FVOCI [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	356	439
Debt securities designated at FVOCI [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	334	416
Debt securities designated at FVOCI [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	134	190
Debt securities designated at FVOCI [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	124	180
Debt securities designated at FVOCI [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	311	381
Debt securities designated at FVOCI [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 300	$ 374